Long-Term Trade And Unbilled Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Trade And Unbilled Receivables [Abstract]
Schedule Of Long-Term Trade And Unbilled Receivables

	December 31,
	2012	2011
Receivables	$201	$5,303
Unbilled receivables	229,486	157,459
	$229,687	$162,762